Income taxes - Schedule of Tax Loss Carryforwards (Details) $ in Millions	Mar. 31, 2024 CAD ($)
Tax Loss Carry Forwards [Line Items]
Unused tax losses for which no deferred tax asset recognised	$ 46.0
2040 and prior
Tax Loss Carry Forwards [Line Items]
Unused tax losses for which no deferred tax asset recognised	13.1
2041
Tax Loss Carry Forwards [Line Items]
Unused tax losses for which no deferred tax asset recognised	8.8
2042
Tax Loss Carry Forwards [Line Items]
Unused tax losses for which no deferred tax asset recognised	8.5
2043
Tax Loss Carry Forwards [Line Items]
Unused tax losses for which no deferred tax asset recognised	7.5
2044
Tax Loss Carry Forwards [Line Items]
Unused tax losses for which no deferred tax asset recognised	8.1
Carry forward indefinitely
Tax Loss Carry Forwards [Line Items]
Unused tax losses for which no deferred tax asset recognised	$ 52.2